Retention Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 15,005	$ 1,914	$ 8,565
(Reversal) addition	(11,680)	(1,490)	6,440
Beginning balance	$ 3,325	$ 424	$ 15,005